Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Notes	¥ 30,535	¥ 28,616
Accounts	606,268	493,816
Trade receivables	636,803	522,432
Less allowance for credit losses	(13,305)	(12,494)
Trade Accounts And Notes Receivable Gross Current, Total	¥ 623,498	¥ 509,938